Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 9,718
Comprehensive loss for the period/year	5,160	(2,158)
Current assets	15,605		$ 15,852
Non-current assets	59,733		55,993
Current liabilities	14,248		17,250
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	9,718
Comprehensive loss for the period/year	3,662	$ (301)
Current assets	8,283		7,253
Non-current assets	57,430		53,789
Current liabilities	(8,448)		(8,602)
Non-current liabilities	3,995		2,815
Advances from parent, net	$ (37,709)		$ (37,725)